Combined Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (224,187)	$ (160,158)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,739	14,042
Loss on impairment of intangible assets	10,660	0
Non-cash interest items, net, including related parties	8,531	(704)
Non-cash lease expense related to operating lease right-of-use assets	5,155	4,131
Stock-based compensation expense	2,187	3,421
Unrealized loss on non-marketable equity investment	1,405
Amortization of net premiums and discounts on marketable debt securities	794	0
Unrealized (gain) loss on marketable equity securities	(2,876)	320
Deferred tax	(2,938)	(8)
Loss on impairment of fixed assets	0	1,593
Other	446	890
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	4,208	5,837
Other assets	(684)	(4,009)
Accounts payable	2,570	1,188
Accrued expenses and other liabilities	12,495	(11,796)
Due to related parties	3,378	(2,380)
Operating lease liabilities	(5,607)	(4,476)
Net cash used in operating activities	(171,724)	(152,109)
Investing activities:
Purchases of property, plant and equipment	(1,669)	(4,287)
Proceeds from sales of property and equipment	13,100	200
Purchase of non-marketable equity security	0	(3)
Payment to Precision to facilitate deconsolidation	0	(2,500)
Purchases of marketable debt securities, available-for-sale	(91,765)	(87,189)
Maturities of marketable debt securities	65,350	109,730
Proceeds from sales of marketable debt securities	8,272	2,601
Net cash (used in) provided by investing activities	(19,812)	18,552
Financing activities:
Proceeds from equity offerings, net of issuance costs	86,302	30,000
Proceeds from issuance of related party promissory notes	63,700	47,670
Proceeds from exercises of stock options	1,176	4,086
Proceeds from exercises of warrants	0	35,151
Repurchase of common stock	0	(2,500)
Net share settlement for RSUs vesting and option exercises	(503)	(127)
Net cash provided by financing activities	150,675	114,280
Effect of exchange rate changes on cash and cash equivalents	(25)	(22)
Net change in cash, cash equivalents and restricted cash	(40,886)	(19,299)
Cash, cash equivalents, and restricted cash, beginning of the period	75,980	95,279
Cash, cash equivalents, and restricted cash, end of the period	35,094	75,980
Reconciliation of cash, cash equivalents, and restricted cash, end of the period:
Cash and cash equivalents	34,915	75,801
Restricted cash	179	179
Cash, cash equivalents, and restricted cash, end of the period	35,094	75,980
Supplemental disclosure of cash flow information:
Interest	40	19
Income taxes	8	3
Supplemental disclosure of non-cash activities:
Issuance of equity for warrant exercises via reduction of related party promissory notes	0	6,713
Property and equipment purchases included in accounts payable, accrued expenses, and due to related parties	220	662
Cashless exercise of stock options	1,233	29
Right-of-use assets obtained in exchange for operating lease liabilities	2,394	1,968
Conversion of convertible notes and accrued interest into investment in non-marketable equity security (Note 4)	0	751
Unrealized (losses) gains on marketable debt securities	$ (17)	$ 258